Share-based Compensation Expenses - Summary of Company's Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of share options
Outstanding as of beginning of the period (in shares)	35,268,120
Exercised (in shares)	(60,678)
Forfeited (in shares)	(125,947)
Outstanding as of end of the period (in shares)	35,081,495	35,268,120
Vested and expected to vest at end of the period (in shares)	34,776,957
Exercisable at the end of the period (in shares)	26,960,486
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars per share)	$ 0.84
Outstanding as of end of the period (in dollars per share)	0.84	$ 0.84
Vested and expected to vest at end of the period (in dollars per share)	0.84
Exercisable at the end of the period (in dollars per share)	$ 0.97
Weighted Average Remaining Contractual Life
Outstanding as of end of the period (in years)	5 years 11 months 12 days	6 years 9 months 25 days
Vested and expected to vest at end of the period (in years)	5 years 11 months 4 days
Exercisable at the end of the period (in years)	5 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding as of beginning of the period	$ 3,805
Outstanding as of ending of the period	3,776	$ 3,805
Vested and expected to vest	2,763
Exercisable	$ 3,738